Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Carrying Amount of Goodwill [Abstract]
Balance at beginning of the year ended June 30
Goodwill acquired in business combination	9,359,949
Impairment loss	(9,359,949)
Balance at end of the year ended June 30